Sale of Ambow China - Revenues and income (loss) from discontinued operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Ambow subsidiaries
(Loss) Income from discontinued operations, net of income tax	¥ (34,871)	$ (5,056)	¥ 44,629	¥ (56,307)
Loss from sale of discontinued operations	(Loss) Income from discontinued operations, net of income tax	(Loss) Income from discontinued operations, net of income tax
Ambow Subsidiaries | Discontinued Operations
Ambow subsidiaries
Net revenues	¥ 282,796		383,343	411,805
Cost of revenues	(193,852)		(238,420)	(281,970)
Gross profit	88,944		144,923	129,835
Selling and marketing	(17,405)		(35,500)	(33,619)
General and administrative	(99,190)		(122,558)	(133,729)
Research and development	(10,702)		(14,487)	(5,703)
Impairment loss			(10,525)	(30,100)
Total operating expenses	(127,297)		(183,070)	(203,151)
Total other income (expense), net	12,219		26,888	21,715
Loss from discontinued operations before income tax	(26,134)		(11,259)	(51,601)
Income tax (expense)/benefit	(50,531)		55,888	(4,706)
(Loss) Income from discontinued operations, net of income tax	(76,665)		44,629	(56,307)
Income on sale of discontinued operations, net of income tax	41,794
(Loss) Income from and on sale of discontinued operation, net of income tax	¥ (34,871)		¥ 44,629	¥ (56,307)